Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended					3 Months Ended	1 Months Ended
	Mar. 31, 2013 Dj Basin	Mar. 31, 2013 8.875% Senior Notes	Dec. 31, 2012 8.875% Senior Notes	Dec. 12, 2012 8.875% Senior Notes	Apr. 26, 2013 Subsequent Event	Jun. 30, 2013 Subsequent Event Dj Basin	Apr. 26, 2013 Subsequent Event 8.875% Senior Notes
Subsequent Event [Line Items]
Debt issued aggregate principal amount		$ 250.0		$ 250.0			$ 100.0
Senior note maturity year		2020	2020				2020
Debt instrument interest rate		8.875%	8.875%				8.875%
Senior notes issue price, percent		99.30%		105.00%
Net proceeds of bond offering, after discounts and expenses		242.2					102.8
Line of Credit Facility, Current Borrowing Capacity					215.0
Sale of the remaining DJ Basin assets	3.1
Gain on asset held for sale						$ 1.0